Quarterly Holdings Report
for
Fidelity Freedom® 2060 Fund
December 31, 2025
F60-NPRT3-0226
1.9858339.111
Bond Funds - 4.8%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	600,738	4,553,595
Fidelity Series Emerging Markets Debt Fund (b)	5,033,228	42,933,434
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	1,193,732	11,388,207
Fidelity Series Floating Rate High Income Fund (b)	882,812	7,768,742
Fidelity Series High Income Fund (b)	4,778,718	42,578,382
Fidelity Series International Credit Fund (b)	29,189	246,650
Fidelity Series International Developed Markets Bond Index Fund (b)	4,541,157	38,509,008
Fidelity Series Long-Term Treasury Bond Index Fund (b)	42,315,748	228,081,884
Fidelity Series Real Estate Income Fund (b)	767,172	7,756,112
TOTAL BOND FUNDS (Cost $414,452,092)		383,816,014

Domestic Equity Funds - 55.3%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	11,829,571	164,667,629
Fidelity Series Blue Chip Growth Fund (b)	19,817,854	455,414,285
Fidelity Series Commodity Strategy Fund (b)	550,243	53,235,991
Fidelity Series Growth Company Fund (b)	29,910,009	815,346,838
Fidelity Series Intrinsic Opportunities Fund (b)	9,863,204	104,845,856
Fidelity Series Large Cap Stock Fund (b)	30,355,350	810,487,857
Fidelity Series Large Cap Value Index Fund (b)	13,216,913	240,944,324
Fidelity Series Opportunistic Insights Fund (b)	19,061,782	486,266,065
Fidelity Series Small Cap Core Fund (b)	1,745,682	23,601,620
Fidelity Series Small Cap Discovery Fund (b)	6,162,377	67,724,526
Fidelity Series Small Cap Opportunities Fund (b)	9,498,169	154,060,304
Fidelity Series Stock Selector Large Cap Value Fund (b)	37,099,237	538,680,919
Fidelity Series Value Discovery Fund (b)	28,775,696	490,050,104
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,503,869,382)		4,405,326,318

International Equity Funds - 39.6%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	14,831,275	292,917,680
Fidelity Series Emerging Markets Fund (b)	16,761,711	196,782,482
Fidelity Series Emerging Markets Opportunities Fund (b)	32,055,496	790,167,965
Fidelity Series International Growth Fund (b)	31,063,055	593,614,986
Fidelity Series International Small Cap Fund (b)	5,025,287	89,902,377
Fidelity Series International Value Fund (b)	38,529,340	601,057,703
Fidelity Series Overseas Fund (b)	39,795,271	594,143,398
Fidelity Series Select International Small Cap Fund (b)	444,084	6,137,246
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,520,163,837)		3,164,723,837

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/15/2026 (d)	3.90	980,000	978,747
US Treasury Bills 0% 1/2/2026 (d)	3.90	60,000	60,000
US Treasury Bills 0% 1/22/2026 (d)	3.80 to 3.83	7,460,000	7,445,274
US Treasury Bills 0% 1/29/2026 (d)	3.76 to 3.81	7,320,000	7,300,669
US Treasury Bills 0% 1/8/2026 (d)	3.89	3,500,000	3,497,974
US Treasury Bills 0% 2/26/2026 (d)	3.75 to 3.78	1,730,000	1,720,515
US Treasury Bills 0% 3/12/2026 (d)	3.61 to 3.64	130,000	129,116
US Treasury Bills 0% 3/19/2026 (d)	3.56	1,040,000	1,032,257
US Treasury Bills 0% 3/5/2026 (d)	3.65 to 3.67	1,240,000	1,232,452
TOTAL U.S. TREASURY OBLIGATIONS (Cost $23,391,256)			23,397,004

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.79	9,723,097	9,725,041
Fidelity Series Government Money Market Fund (b)(f)	3.84	69	69
TOTAL MONEY MARKET FUNDS (Cost $9,725,500)			9,725,110

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $6,471,602,067)	7,986,988,283
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(4,525,694)
NET ASSETS - 100.0%	7,982,462,589

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	340	3/2026	49,335,700	103,907
ICE MSCI Emerging Markets Index Contracts (United States)	84	3/2026	5,927,880	114,415

TOTAL EQUITY CONTRACTS				218,322

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	2,488	3/2026	285,536,875	(1,463,962)
CBOT US Treasury Long Bond Contracts (United States)	1,456	3/2026	167,758,500	(1,966,568)

TOTAL INTEREST RATE CONTRACTS				(3,430,530)

TOTAL LONG				(3,212,208)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	638	3/2026	79,686,200	1,495,983
CME E-Mini S&P 500 Index Contracts (United States)	200	3/2026	68,925,000	97,595

TOTAL SHORT				1,593,578

TOTAL FUTURES CONTRACTS				(1,618,630)
The notional amount of long futures as a percentage of Net Assets is 6.4%.
The notional amount of short futures as a percentage of Net Assets is 1.9%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $23,397,004.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	24,175,924	122,177,018	136,627,708	353,154	197	(390)	9,725,041	9,723,097	0.0%
Total	24,175,924	122,177,018	136,627,708	353,154	197	(390)	9,725,041

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,946,403	1,879,496	168,066	164,068	2,859	(107,097)	4,553,595	600,738
Fidelity Series All-Sector Equity Fund	112,292,182	36,167,428	7,898,347	8,745,286	1,339,684	22,766,682	164,667,629	11,829,571
Fidelity Series Blue Chip Growth Fund	327,025,847	66,346,635	47,027,644	16,184,620	5,465,623	103,603,824	455,414,285	19,817,854
Fidelity Series Canada Fund	172,738,842	87,981,947	11,788,096	5,895,251	2,800,059	41,184,928	292,917,680	14,831,275
Fidelity Series Commodity Strategy Fund	12,193,054	40,903,237	600,467	421,828	13,360	726,807	53,235,991	550,243
Fidelity Series Emerging Markets Debt Fund	31,748,525	10,451,897	1,708,516	1,696,009	73,567	2,367,961	42,933,434	5,033,228
Fidelity Series Emerging Markets Debt Local Currency Fund	9,415,321	1,799,625	476,883	739,289	31,437	618,707	11,388,207	1,193,732
Fidelity Series Emerging Markets Fund	147,749,234	26,637,351	20,950,453	4,686,315	1,780,198	41,566,152	196,782,482	16,761,711
Fidelity Series Emerging Markets Opportunities Fund	591,351,938	105,808,442	84,180,150	19,628,627	6,678,554	170,509,181	790,167,965	32,055,496
Fidelity Series Floating Rate High Income Fund	5,837,802	2,266,837	307,966	383,723	(331)	(27,600)	7,768,742	882,812
Fidelity Series Government Money Market Fund	-	64,644	64,575	69	-	-	69	69
Fidelity Series Growth Company Fund	595,861,778	167,114,286	125,509,742	76,687,961	13,190,675	164,689,841	815,346,838	29,910,009
Fidelity Series High Income Fund	32,719,081	10,126,238	1,713,881	2,051,266	75,048	1,371,896	42,578,382	4,778,718
Fidelity Series International Credit Fund	240,733	11,134	6,969	11,135	(55)	1,807	246,650	29,189
Fidelity Series International Developed Markets Bond Index Fund	56,237,531	11,266,787	28,601,865	1,895,394	(585,434)	191,989	38,509,008	4,541,157
Fidelity Series International Growth Fund	452,316,961	133,637,575	24,274,422	46,589,444	4,056,967	27,877,905	593,614,986	31,063,055
Fidelity Series International Small Cap Fund	79,333,331	13,555,791	8,985,119	11,914,084	544,001	5,454,373	89,902,377	5,025,287
Fidelity Series International Value Fund	477,091,533	118,369,469	65,942,123	60,633,779	7,703,261	63,835,563	601,057,703	38,529,340
Fidelity Series Intrinsic Opportunities Fund	86,005,409	22,224,766	5,755,098	11,005,754	(216,986)	2,587,765	104,845,856	9,863,204
Fidelity Series Investment Grade Bond Fund	1,449,926	5,746,247	7,261,516	35,897	68,313	(2,970)	-	-
Fidelity Series Large Cap Stock Fund	587,217,101	179,244,811	71,064,133	72,044,377	8,830,676	106,259,402	810,487,857	30,355,350
Fidelity Series Large Cap Value Index Fund	179,468,286	56,036,758	13,852,615	8,053,076	2,048,645	17,243,250	240,944,324	13,216,913
Fidelity Series Long-Term Treasury Bond Index Fund	263,758,285	63,470,798	94,069,044	7,700,996	(29,651,770)	24,573,615	228,081,884	42,315,748
Fidelity Series Opportunistic Insights Fund	354,226,501	131,780,340	36,573,336	67,634,596	5,449,108	31,383,452	486,266,065	19,061,782
Fidelity Series Overseas Fund	454,693,246	148,063,015	24,056,020	49,114,367	5,318,677	10,124,480	594,143,398	39,795,271
Fidelity Series Real Estate Income Fund	5,988,460	2,008,641	312,406	337,415	9,259	62,158	7,756,112	767,172
Fidelity Series Select International Small Cap Fund	1,097,018	4,623,764	461,681	177,755	31,475	846,670	6,137,246	444,084
Fidelity Series Small Cap Core Fund	17,746,760	2,875,583	1,694,632	191,289	32,508	4,641,401	23,601,620	1,745,682
Fidelity Series Small Cap Discovery Fund	54,596,029	12,990,825	3,814,538	6,487,661	172,998	3,779,212	67,724,526	6,162,377
Fidelity Series Small Cap Opportunities Fund	120,430,725	20,570,476	13,474,370	6,584,126	1,079,609	25,453,864	154,060,304	9,498,169
Fidelity Series Stock Selector Large Cap Value Fund	399,052,081	149,216,510	38,229,054	38,491,008	2,465,019	26,176,363	538,680,919	37,099,237
Fidelity Series Value Discovery Fund	368,061,895	125,152,993	38,332,168	26,693,467	3,180,068	31,987,316	490,050,104	28,775,696
	6,000,891,818	1,758,394,346	779,155,895	552,879,932	41,987,072	931,748,897	7,953,866,238

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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